Related Party Transactions - Significant Transactions Between the Company, Excluding the Controlling Company, and Related Companies (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 208,536	₩ 270,465	₩ 286,731
Other sales	1,484		266
Other purchases	279	148	165
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	164,198	161,565	75,129
Other sales	32	412	743
Purchase of material	637,638	613,514	19,720
Other purchases	1,749	1,755	40,090
Noeul Green Energy Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	6,499	5,531	6,127
Other sales	28
Other purchases	10,320	1,716	1,896
CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Sales		7,173	4,660
Purchase of material		126,123	96,179
Other purchases		22,663
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales		17,824	46,323
Purchase of material		24,190	33,316
Other purchases			5,686
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	14,477	14,863	14,673
POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	43,811	32,007	39,887
Purchase of material	73	357	164
DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Purchase of material			9,875
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Dividends	59,295	14,541	27,828
Other sales		2,974	7,564
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY) [member]
Disclosure of transactions between related parties [line items]
Sales	113,542	134,498	65,746
Dividends	9,000	24,000
Other sales			10
Purchase of material	6,861	5,446	4,347
Other purchases	1,564		180
Samcheok Blue Power Co.,Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	503,283	502,259	263,730
Dividends	10,020	9,992	405
Other sales		26
Other purchases			4
TK CHEMICAL CORPORATION [member]
Disclosure of transactions between related parties [line items]
Sales			14,906
Purchase of material			2,292
Pocheon-Hwado Highway Corp. [member]
Disclosure of transactions between related parties [line items]
Sales	160,233	93,428	62,829
UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	554		10,736
Roy Hill Holdings Pty Ltd [member]
Disclosure of transactions between related parties [line items]
Dividends	73,489	46,780	104,903
Purchase of material	1,611,073	1,463,383
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	474,052	547,627	184,606
Dividends	120,429	137,733	49,031
Other sales	3,353	3,026	15,449
Purchase of material	590,717	507,705	31,379
Other purchases	101,909	122,092	18,505
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	1,689,185	1,787,240	1,076,083
Dividends	272,233	233,046	182,167
Other sales	4,897	6,438	24,032
Purchase of material	2,846,362	2,740,718	197,272
Other purchases	₩ 115,821	₩ 148,374	₩ 66,526